UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290

Form 13F File Number: 28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton          Nashville, TN           May 15, 2008
---------------------          -------------           ----------
[Signature]                    [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
                                         -----------
Form 13F Information Table Entry Total:       36
                                         -----------
Form 13F Information Table Value Total:    $362,081
                                         -----------
                                         (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AGL RESOURCES INC              COMMON           001204106    24307  708238 SH       DEF (1)             X      0    0
AMERICAN EAGLE OUTFITTERS INC  COMMON           02553E106     2627  150000 SH       DEF (1)             X      0    0
AMSURG CORP                    COMMON           03232P405     2404  101500 SH       DEF (1)             X      0    0
BAXTER INTERNATIONAL INC       COMMON           071813109       67    1167 SH       DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL  COMMON           084670207       31       7 SH       DEF (1)             X      0    0
B
CALL BUNGE LIMITED JAN 85.00   CALL             G169629AQ    16507    1900 SH  CALL DEF (1)             X      0    0
CHINA NETCOM GROUP CORP        ADR              16940Q101     7769  133976 SH       DEF (1)             X      0    0
CISCO SYSTEMS INC.             COMMON           17275R102     4127  171303 SH       DEF (1)             X      0    0
COACH INC                      COMMON           189754104     1116   37000 SH       DEF (1)             X      0    0
COCA COLA CO                   COMMON           191216100       13     215 SH       DEF (1)             X      0    0
COVANTA HOLDING CORPORATION    COMMON           22282E102    23436  852218 SH       DEF (1)             X      0    0
DAVITA INC                     COMMON           23918K108     8358  175000 SH       DEF (1)             X      0    0
ELECTRONICS FOR IMAGING INC    COMMON           286082102     4178  280000 SH       DEF (1)             X      0    0
EMC CORP-MASS                  COMMON           268648102    20952 1461058 SH       DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           382550101    30315 1175000 SH       DEF (1)             X      0    0
HALLIBURTON CO                 COMMON           406216101    14159  360000 SH       DEF (1)             X      0    0
INGRAM MICRO INC CL A          COMMON           457153104     1187   75000 SH       DEF (1)             X      0    0
INTUIT INC                     COMMON           461202103    29616 1096482 SH       DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 50.00 CALL             4781600AJ    14966    2307 SH  CALL DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 60.00 CALL             4781618AL    37936    5848 SH  CALL DEF (1)             X      0    0
KEMET CORP                     COMMON           488360108      891  220461 SH       DEF (1)             X      0    0
NRG ENERGY INC                 COMMON           629377508    11358  291300 SH       DEF (1)             X      0    0
NUVEEN MUNICIPAL VALUE FUND    COMMON           670928100      986  100000 SH       DEF (1)             X      0    0
OMNICOM GROUP INC              COMMON           681919106       15     330 SH       DEF (1)             X      0    0
PERUSAHAAN PERSEROAN ADR       ADR              715684106     2034   48500 SH       DEF (1)             X      0    0
PG&E CORP                      COMMON           69331C108     4354  118240 SH       DEF (1)             X      0    0
REALTY INCOME CORP             COMMON           756109104     7686  300000 SH       DEF (1)             X      0    0
RENT A CENTER INC              COMMON           76009N100    25185 1372467 SH       DEF (1)             X      0    0
PUT RENT A CENTER SEP 17.50    PUT              76009N100     7340    4000 SH  PUT  DEF (1)             X      0    0
SCANA CORP                     COMMON           80589M102     8818  241069 SH       DEF (1)             X      0    0
SCHLUMBERGER LTD               COMMON           806857108       21     240 SH       DEF (1)             X      0    0
SKILLED HEALTHCARE GROUP INC   COMMON           83066R107     4172  380000 SH       DEF (1)             X      0    0
ST JUDE MEDICAL INC            COMMON           790849103     5499  127330 SH       DEF (1)             X      0    0
STREETTRACKS GOLD TRUST        GOLD SHS         863307104     8600   95125 SH       DEF (1)             X      0    0
WYETH                          COMMON           983024100    26054  623897 SH       DEF (1)             X      0    0
ZEP INC                        COMMON           98944B108     5000  308249 SH       DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.